Financial assets at fair value through other comprehensive income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	¥ 6,182,229	¥ 1,156,095
Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	6,182,229	1,156,095
Treasury Bills [Member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	3,548,798	486,425
Treasury Bills [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	3,548,798	486,425
Certificates of deposits [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	2,067,547	669,670
Other debt securities [Member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	565,884
Other debt securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	¥ 565,884	¥ 0